Note 4 - Certain Balance Sheet Components - Summary of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Raw materials	$ 6,002	$ 6,125	$ 6,319
Work in process	2,509	2,533	2,764
Finished goods	1,947	1,478	1,443
Inventory, Gross	10,458	10,136	10,526
Allowance for excess and obsolete inventory	(3,013)	(2,833)	(2,411)
Inventories, net	$ 7,445	$ 7,303	$ 8,115